DISSOLUTION OF SUBSIDIARIES (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jun. 22, 2006	May 18, 2010	Jun. 22, 2006	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Common Stock, Shares Issued				104,524,189	89,504,000
Gain on dissolution of subsidiaries				$ 223,953	$ 0	$ 0
Common Stock, Shares amount				10,453	$ 8,951
AlphaRx International Holdings Limiteds [Member]
Common Stock, Shares Issued	1,500	625	1,500
Stock Issued And Outstanding During Period, Shares, Period Increase (Decrease)	10,000
Gain on dissolution of subsidiaries				$ 223,953
Non-controlling interest			85.00%
Common Stock, Shares amount	$ 1,288,826	$ 173,292	$ 1,288,826
Interest rate		5.00%	85.00%
Total non-controlling interest		20.00%